Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended			9 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Sep. 30, 2025 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,450,225)	$ (1,844,602)	$ (784,024)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	19,948	25,373	13,235
Provision for stock obsolescence			13,329
Working capital loan interest	83,513	106,223	51,689
Operating lease expenses	50,833	64,657	33,095
Debt forgiveness of account payable			(98,507)
Change in operating assets and liabilities:
Account receivables	106,693	135,707	(113,067)
Amount due from a related party			34,260
Inventories	4,011	5,102	(65,391)
Other current assets	203,857	259,294	(144,588)
Account payables	(11,288)	(14,358)	(70,598)
Accruals and other payables	94,795	120,574	(229,100)
Income taxes payable	(485)	(617)	3,847
Operating lease liabilities	(48,264)	(61,389)	(31,374)
Net cash used in operating activities	(946,612)	(1,204,036)	(1,387,194)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(78,857)	(100,301)
Acquisition of subsidiary under common control	(178,919)	(227,574)
Net cash used in investing activities	(257,776)	(327,875)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of working capital loan	(1,288,702)	(1,639,153)	(636,611)
Proceeds from working capital loan	2,551,339	3,245,153
Proceeds from issuance of share			2,690,075
Deferred offering costs	(267,823)	(340,655)	(616,402)
Net cash from financial activities	994,814	1,265,345	1,437,062
Effect of exchange rate change on cash and cash equivalents	(3,603)	(4,583)	(4,577)
Net change in cash and cash equivalents	(213,177)	(271,149)	45,291
Cash, cash equivalents - beginning of year	429,491	546,288	15,013	$ 429,491
Cash, cash equivalents and restricted cash - end of year	216,314	275,139	60,304
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	$ 485	$ 617